SCHEDULE OF COMPANY AND ITS SUBSIDIARIES AND CONSOLIDATED ENTITIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation			January 14, 2022
Place of incorporation			Delaware, USA
Ownership Interest			—
Principal activities			Public holding company
AMC Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation		October 21, 2021	October 21, 2021
Place of incorporation		Washington, USA	Washington, USA
Ownership Interest		100%	100%
Principal activities		Sale of security camera products	Sale of security camera products
AMCV Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation		January 5, 2026
Place of incorporation		Vietnam
Ownership Interest		100%
Principal activities		Manufacturing and operational support
Shanghai Xiaoyun Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation			July 16, 2020
Place of incorporation			China
Ownership Interest	[1]		VIE
Principal activities			E-commerce platform account holding
Kunshan Yishijue Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation			January 11, 2021
Place of incorporation			China
Ownership Interest	[1]		VIE
Principal activities			E-commerce platform account holding
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation		January 14, 2022
Place of incorporation		Delaware, USA
Ownership Interest		-
Principal activities		Public holding company

[1]	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.